FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of exposure to foreign exchange rate risk

	As of 31 December 2022
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	2,843,108	299	2	24	2,843,433
Trade receivables and due from related parties	15,674	1,373	—	152	17,199
Other current assets	1,277	—	—	—	1,277

Total assets	2,860,059	1,672	2	176	2,861,909

Liabilities:
Trade payables and payables to merchants and due to related parties	(850,352)	(13,054)	(133)	(9)	(863,548)
Short term provisions	(260,375)	—	—	—	(260,375)

Total liabilities	(1,110,727)	(13,054)	(133)	(9)	(1,123,923)

Net foreign currency position	1,749,332	(11,382)	(131)	167	1,737,986

	As of 31 December 2021
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	6,159,765	125	5	8	6,159,903
Financial investments	1,902,327	—	—	—	1,902,327
Trade receivables and due from related parties	4,912	1,332	—	—	6,244
Other current assets	1,495	—	—	—	1,495

Total assets	8,068,499	1,457	5	8	8,069,969

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,067,227)	(8,092)	(284)	(84)	(1,075,687)

Total liabilities	(1,067,227)	(8,092)	(284)	(84)	(1,075,687)

Net foreign currency position	7,001,272	(6,635)	(279)	(76)	6,994,282

Schedule of liquidity risk arising from financial liabilities

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2022	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	5,886,538	5,886,538	5,886,538	—	—	—
Lease liabilities	262,367	326,915	47,772	131,436	147,707	—
Bank borrowings	23,973	29,030	5,691	10,935	12,404	—
Due to related parties	5,579	5,579	5,579	—	—	—
	6,178,457	6,248,062	5,945,580	142,371	160,111	—

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2021	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	6,672,876	6,672,876	6,672,876	—	—	—
Lease liabilities	347,019	429,035	51,543	147,641	229,851
Bank borrowings	317,343	328,263	325,865	2,398	—	—
Due to related parties	14,861	14,861	14,861	—	—	—
	7,352,099	7,445,035	7,065,145	150,039	229,851	—

Schedule of net debt to equity ratios

	2022	2021

Net debt/(cash) (Note 25)	(4,979,668)	(5,600,009)
Total equity	2,042,688	4,812,018

Net debt to equity ratio	(244)%	(116)%